Stock-Based Compensation (Details) - Schedule of company’s employee and nonemployee stock option activity - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of company’s employee and nonemployee stock option activity [Abstract]
Shares, Options outstanding beginning balance	5,221,283	5,024,915
Weighted Average Exercise Price, Options outstanding beginning balance	$ 1.43	$ 1.14
Weighted Average Remaining Contract Term (in years), Options outstanding beginning balance		8 years 2 months 12 days
Aggregate Intrinsic Value, Options outstanding beginning balance	$ 8,550	$ 6,732
Shares, granted	2,419,670	1,705,000
Weighted Average Exercise Price, granted	$ 11.8	$ 2.39
Shares, Exercised	(359,025)	(305,091)
Weighted Average Exercise Price, Exercised	$ 1.31	$ 1.57
Shares, Expired/Forfeited	(485,814)	(1,203,541)
Weighted Average Exercise Price, Expired/Forfeited	$ 6.63	$ 1.53
Shares, Options outstanding ending balance	6,796,114	5,221,283
Weighted Average Exercise Price, Options outstanding ending balance	$ 4.66	$ 1.43
Weighted Average Remaining Contract Term (in years), Options outstanding ending balance	7 years 6 months	7 years 7 months 6 days
Aggregate Intrinsic Value, Options outstanding ending balance	$ 126,591	$ 8,550
Shares, Exercisable	3,650,002
Weighted Average Exercise Price, Exercisable	$ 1.54
Weighted Average Remaining Contract Term (in years), Exercisable	6 years 4 months 24 days
Aggregate Intrinsic Value, Exercisable	$ 79,389
Shares, Vested and expected to vest	6,796,114
Weighted Average Exercise Price, Vested and expected to vest	$ 4.66
Weighted Average Remaining Contract Term (in years), Vested and expected to vest	7 years 6 months
Aggregate Intrinsic Value, Vested and expected to vest	$ 126,591